TAXATION (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current tax expense	$ 26,456	$ 54,270	$ 54,299
Deferred tax expense/ (benefits)	(32,361)	27,339	15,482
Income tax expenses	$ (5,905)	$ 81,609	$ 69,781